Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events - For the year ended December 31, 2025 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
										1 Months Ended			3 Months Ended	10 Months Ended	112 Months Ended
	Dec. 23, 2025 EUR (€)	Nov. 28, 2025 EUR (€)	Nov. 25, 2025 shares	Aug. 28, 2025 shares	Aug. 08, 2025 shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 EUR (€) € / shares shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2026 EUR (€) shares	Nov. 30, 2025 shares plan	Mar. 31, 2026 shares	Jul. 28, 2025 $ / shares	Jul. 23, 2025 note	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares plans issued | plan														8
Par value per share (in euro per share) | € / shares									€ 57.00									€ 6.64
Number of ordinary shares issued (in shares)													754,776
Closing foreign exchange rate																	1.1726
Proceeds from issue of ordinary shares								$ 747.5	€ 637,500
Net proceeds from issuance of ordinary shares								$ 700.3	€ 597,200
Proceeds from issuing other equity instruments | €													€ 608,100
Heights convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)						920,377
Number of convertible notes converted | note						200	200										150
Notional amount | €						€ 21,900	€ 21,900
Kreos/Claret Financing B And C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repayments of borrowings, classified as financing activities | €	€ 33,823	€ 33,823
ADS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)								11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																$ 64.00
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares									€ 54.58
Ordinary shares | Heights convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings, fixed conversion price (euro per share) | € / shares						€ 23.7674	€ 23.7674
Ordinary shares | Kreos & Claret convertible notes (OCABSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)			392,695		785,389
Ordinary shares | Kreos A & B & C BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)				206,662			319,251
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)										23,477	39,370	125,000	23,477		510,191
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										4 years	4 years	4 years
Vesting percentage										25.00%	25.00%	25.00%
AGA-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														6,280,727
AGA-2025 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														2 years
Vesting percentage														50.00%
AGA-2025 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														3 years
Vesting percentage														25.00%
AGA-2025 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														4 years
Vesting percentage														25.00%
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														123,102
Vesting period														2 years
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														50,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														4,319,500